Accounting and Reporting Changes - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 01, 2023	Jan. 01, 2022
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in equity		$ 15,766
Contractual service margin liability		21,466
Debt securities [member]
Disclosure of changes in accounting estimates [line items]
Reclassification of financial assets out of measured at fair value through profit or loss into measured at fair value through other comprehensive income	$ 184,000
IFRS 17 [member]
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in equity		$ 11,997